Pension and Other Postretirement Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Expected long-term return on plan assets	7.25%
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	5.00%	5.65%	6.40%
Expected long-term return on plan assets	7.25%	7.75%	8.00%
Rate of compensation increase	5.00%	5.00%	5.00%
Other Postretirement Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.90%	5.60%	6.30%
Expected long-term return on plan assets	7.25%	7.75%	8.00%
Rate of compensation increase	5.00%	5.00%	5.00%